Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 70	$ 72
Foreign currency translation adjustment	231	100
Accumulated other comprehensive income	$ 301	$ 172